Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20 million shares of AEP common stock for various types of stock-based compensation awards to employees.  A maximum of 10 million shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units.  As of December 31, 2014, 15,825,643 shares remained available for issuance under the LTIP plan.  The AEP Board of Directors and shareholders last approved the LTIP in 2010.  The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of our Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2014, 2013 or 2012. We did have outstanding stock options from grants in earlier periods that were exercised in 2013 and 2012.  As of December 31, 2014, we have no outstanding stock options.  We recorded compensation cost for stock options over the vesting period based on the fair value on the grant date.  The LTIP does not specify a maximum contractual term for stock options.

The total intrinsic value of options exercised is as follows:

	Years Ended December 31,
Stock Options	2014	2013	2012
	(in thousands)
Intrinsic Value of Options Exercised (a)	$—	$3,105	$1,699

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014		2013		2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	—	NA	188	$30.17	321	$29.35
Granted	—	NA	—	NA	—	NA
Exercised/Converted	—	NA	(187)	30.18	(128)	28.21
Forfeited/Expired	—	NA	(1)	27.95	(5)	27.26
Outstanding as of December 31,	—	NA	—	NA	188	30.17

Options Exercisable as of December 31,	—	NA	—	NA	188	$30.17

NA Not applicable.

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period.  The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized.  The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee.  Performance units are paid in cash, unless they are needed to satisfy a participant’s stock ownership requirement.  In that case, the number of units needed to satisfy the participant’s largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant’s AEP career.  AEP Career Shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP Career Shares are paid in cash after the participant’s termination of employment.  Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units.  We record compensation cost for performance units over a three-year vesting period.  The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value.  The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2014, 2013 and 2012 as follows:

	Years Ended December 31,
Performance Units	2014	2013	2012
Awarded Units (in thousands)	17	1,284	546
Weighted Average Unit Fair Value at Grant Date	$49.73	$46.23	$41.38
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2014	2013	2012
Awarded Units (in thousands)	99	101	138
Weighted Average Fair Value at Grant Date	$53.35	$45.42	$40.97
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant’s termination of employment.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period.  The HR Committee has discretion to reduce or eliminate the number of performance units earned but may not increase the number earned.  The performance scores for all open performance periods are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the Electric Utilities Industry Standard and Poor’s 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target.

The certified performance scores and units earned for the three-year periods ended December 31, 2014, 2013 and 2012 were as follows:

	Years Ended December 31,
Performance Units	2014	2013	2012
Certified Performance Score	147.8%	118.8%	99.7%
Performance Units Earned	889,697	749,219	1,096,572
Performance Units Mandatorily Deferred as AEP Career Shares	40,831	72,883	51,056
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	39,526	39,691	26,337
Performance Units to be Paid in Cash	809,340	636,645	1,019,179

The cash payouts for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2014	2013	2012
	(in thousands)
Cash Payouts for Performance Units	$29,263	$43,925	$44,968
Cash Payouts for AEP Career Share Distributions	4,324	3,675	11,027

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded.  Upon vesting, RSUs are converted into a share of AEP common stock, with the exception of participants subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash.  In 2014, there were no RSUs granted to Section 16 participants as AEP deferred granting these and other awards until February 2015. For awards that are settled with shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of units granted by the grant date market closing price.  For awards that are paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of units vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is six years from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four Chief Executive Officer succession candidates as a retention incentive for these candidates.  These grants vest, subject to the candidates’ continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015.  Of these RSUs, 55,172 vested on August 3, 2013, 55,172 vested on August 3, 2014 and 55,176 remain outstanding, excluding dividends.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2014, 2013 and 2012 as follows:

	Years Ended December 31,
Restricted Stock Units	2014	2013	2012
Awarded Units (in thousands)	64	644	497
Weighted Average Grant Date Fair Value	$50.36	$46.24	$40.69

The total fair value and total intrinsic value of restricted stock units vested during the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years Ended December 31,
Restricted Stock Units	2014	2013	2012
	(in thousands)
Fair Value of Restricted Stock Units Vested	$18,654	$15,325	$10,608
Intrinsic Value of Restricted Stock Units Vested (a)	24,894	20,378	12,157

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested RSUs as of December 31, 2014 and changes during the year ended December 31, 2014 are as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2014	1,205	$42.64
Granted	64	50.36
Vested	(467)	39.97
Forfeited	(19)	44.57
Nonvested as of December 31, 2014	783	44.59

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2014 was $48 million and the weighted average remaining contractual life was 1.61 years.
Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to Non-employee Directors are fully vested upon grant date.  Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We record compensation cost for stock units when the units are awarded and adjust the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

The cash payout for stock unit distributions was $5 million for the year ended December 31, 2014. We had no material cash payouts for stock unit distributions for the years ended December 31, 2013 and 2012.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2014, 2013 and 2012 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2014	2013	2012
Awarded Units (in thousands)	25	33	52
Weighted Average Grant Date Fair Value	$54.08	$45.81	$41.20

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2014	2013	2012
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$85,414	$56,352	$51,767
Actual Tax Benefit Realized	29,895	19,723	18,119
Total Compensation Cost Capitalized	23,063	13,165	10,707

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

During the years ended December 31, 2014, 2013 and 2012, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2014, there was $79 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP.  Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized.  Our unrecognized compensation cost will be recognized over a weighted-average period of 1.35 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2014	2013	2012
	(in thousands)
Cash Received from Stock Options Exercised	$—	$5,659	$3,598
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised	—	1,040	618

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting.  Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose.  The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.